Calvert
Ultra-Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 22.2%

Security	Principal Amount (000's omitted)	Value
Ally Bank Auto Credit-Linked Notes:
Series 2024-A, Class A2, 5.681%, 5/17/32(1)	$2,500	$ 2,500,708
Series 2024-A, Class B, 5.827%, 5/17/32(1)	4,250	4,251,235
Series 2024-A, Class C, 6.022%, 5/17/32(1)	1,250	1,251,271
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	5,867	5,904,447
Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, 3/15/27(1)(2)	2,625	2,624,844
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 8/17/26(1)	1,459	1,459,811
BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34(1)	1,257	1,237,177
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	262	261,851
CarNow Auto Receivables Trust, Series 2023-2A, Class A, 7.38%, 1/15/26(1)	1,677	1,681,219
Chesapeake Funding II LLC:
Series 2023-2A, Class A1, 6.16%, 10/15/35(1)	756	761,320
Series 2024-1A, Class A2, 6.103%, (30-day SOFR Average + 0.77%), 5/15/36(1)(3)	3,026	3,030,745
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,411	2,984,637
Conn's Receivables Funding LLC:
Series 2023-A, Class A, 8.01%, 1/17/28(1)	847	847,410
Series 2024-A, Class A, 7.05%, 1/16/29(1)	4,601	4,605,861
Dell Equipment Finance Trust:
Series 2023-2, Class A2, 5.84%, 1/22/29(1)	1,201	1,201,163
Series 2023-3, Class A2, 6.10%, 4/23/29(1)	3,204	3,209,727
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 1/20/26(1)	2,805	2,798,806
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	3,826	3,755,961
Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	4,700	4,636,466
Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(1)	2,870	2,878,841
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	4,096	4,141,030
Ford Credit Auto Owner Trust, Series 2023-B, Class A2A, 5.57%, 6/15/26	411	410,802
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	1,819	1,829,481
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	2,834	2,822,089
GM Financial Automobile Leasing Trust, Series 2023-2, Class A2A, 5.44%, 10/20/25	503	502,979
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A, 5.89%, 11/16/26	4,813	4,819,739
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	452	431,759
HPEFS Equipment Trust, Series 2024-1A, Class A2, 5.38%, 5/20/31(1)	9,780	9,763,982
Security	Principal Amount (000's omitted)	Value
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A, 5.47%, 9/15/25(1)	$1,001	$ 1,000,588
JPMorgan Chase Bank NA:
Series 2021-3, Class B, 0.76%, 2/26/29(1)	361	352,400
Series 2021-3, Class C, 0.86%, 2/26/29(1)	403	393,711
Series 2021-3, Class D, 1.009%, 2/26/29(1)	161	157,289
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	4,003	3,990,864
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	2,506	2,508,701
Series 2023-3A, Class A2, 6.09%, 6/15/26(1)	1,945	1,946,295
Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	3,660	3,669,839
Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.56%, 2/15/30(1)	1,117	1,117,462
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	1,479	1,473,963
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	4	3,965
Series 2020-1A, Class D, 3.54%, 3/15/30(1)	507	506,554
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	1,390	1,389,542
Series 2023-2A, Class A, 6.04%, 6/15/33(1)	1,379	1,379,060
Series 2023-3A, Class A, 6.49%, 9/15/33(1)	4,109	4,112,319
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,701	2,712,728
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	102	96,484
New Residential Mortgage LLC, Series 2020-FNT2, Class A, 5.437%, 7/25/25(1)	3,836	3,781,468
Newtek Small Business Loan Trust, Series 2023-1, Class A, 8.00%, (USD Prime - 0.50%), 7/25/50(1)(3)	2,792	2,782,434
Octane Receivables Trust:
Series 2021-2A, Class A, 1.21%, 9/20/28(1)	442	433,871
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	434	430,887
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	725	725,134
Series 2024-2A, Class A2, 5.80%, 7/20/32(1)	4,000	4,005,826
Oportun Funding XIV LLC, Series 2021-A, Class D, 5.40%, 3/8/28(1)	1,753	1,676,647
Oportun Issuance Trust, Series 2022-3, Class B, 8.533%, 1/8/30(1)	2,952	2,962,822
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26(1)	1,072	1,058,896
Oscar U.S. Funding XV LLC, Series 2023-1A, Class A2, 6.07%, 9/10/26(1)	6,644	6,659,752
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	451	440,970
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	405	398,087
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,682	1,686,122
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.71%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)	5,498	5,461,999
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29(1)	5,120	5,140,105
Reach ABS Trust:
Series 2023-1A, Class A, 7.05%, 2/18/31(1)	716	717,989

Calvert
Ultra-Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Reach ABS Trust: (continued)
Series 2024-1A, Class A, 6.30%, 2/18/31(1)	$6,895	$ 6,913,738
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A2, 5.35%, 6/21/27(1)	2,614	2,609,545
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	629	628,695
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,491	1,364,100
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	952	905,955
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	2,694	2,715,861
Series 2023-1A, Class A, 7.58%, 4/15/29(1)	1,974	1,992,129
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(1)	2,162	2,163,845
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.50%, 3/20/28(1)	189	188,428
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	26	26,435
Series 2021-2, Class C, 3.61%, 6/20/31(1)	1,991	1,955,666
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, 5/17/27(1)	2,250	2,244,967
Total Asset-Backed Securities (identified cost $165,862,514)		$165,489,498

Collateralized Mortgage Obligations — 3.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class M1, 6.085%, (30-day SOFR Average + 0.75%), 10/25/33(1)(3)	$54	$ 54,419
Series 2022-DNA2, Class M1A, 6.635%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	2,675	2,691,571
Series 2022-HQA1, Class M1A, 7.435%, (30-day SOFR Average + 2.10%), 3/25/42(1)(3)	1,173	1,189,553
Series 2024-DNA1, Class M1, 6.685%, (30-day SOFR Average + 1.35%), 2/25/44(1)(3)	3,401	3,420,348
Series 2024-HQA1, Class A1, 6.585%, (30-day SOFR Average + 1.25%), 3/25/44(1)(3)	5,873	5,898,094
Federal National Mortgage Association, Series 2006-46, Class FG, 5.70%, (30-day SOFR Average + 0.364%), 6/25/36(3)	745	736,624
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 8.35%, (30-day SOFR Average + 3.014%), 7/25/24(3)	13	12,796
Series 2019-R06, Class 2B1, 9.20%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	1,464	1,530,815
Series 2022-R01, Class 1M1, 6.335%, (30-day SOFR Average + 1.00%), 12/25/41(1)(3)	1,050	1,053,469
Government National Mortgage Association, Series 2011-44, Class KF, 5.853%, (1 mo. SOFR + 0.514%), 3/20/41(3)	1,055	1,038,803
Security	Principal Amount (000's omitted)	Value
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 7.034%, (30-day SOFR Average + 1.70%), 3/25/54(1)(3)	$1,989	$ 2,006,339
Series 2023-HE3, Class A1, 6.934%, (30-day SOFR Average + 1.60%), 5/25/54(1)(3)	3,245	3,277,864
Series 2024-HE2, Class A1, 6.534%, (30-day SOFR Average + 1.20%), 10/25/54(1)(3)	1,822	1,832,595
RESIMAC Bastille Trust, Series 2021-2NCA, Class A1B, 6.074%, (SOFR + 0.74%), 2/3/53(1)(3)	1,319	1,317,104
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 6.492%, (1 mo. SOFR + 1.164%), 2/7/52(1)(3)	147	147,317
Total Collateralized Mortgage Obligations (identified cost $25,988,645)		$ 26,207,711

Commercial Mortgage-Backed Securities — 7.6%

Security	Principal Amount (000's omitted)	Value
BPR Trust, Series 2022-SSP, Class A, 8.329%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	$3,000	$ 3,015,380
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.393%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	4,129	4,072,580
Series 2021-VOLT, Class C, 6.543%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	1,907	1,870,181
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class A, 6.696%, (1 mo. SOFR + 1.367%), 12/15/37(1)(3)	6,175	6,185,833
Series 2019-LIFE, Class B, 6.876%, (1 mo. SOFR + 1.547%), 12/15/37(1)(3)	3,450	3,446,583
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.524%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	7,797	7,772,935
Series 2021-ESH, Class B, 6.824%, (1 mo. SOFR + 1.494%), 7/15/38(1)(3)	2,908	2,898,232
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.776%, (1 mo. SOFR + 1.197%), 5/15/38(1)(3)	7,467	7,453,819
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 6.97%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	2,625	2,616,751
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class B, 6.744%, (1 mo. SOFR + 1.164%), 4/15/38(1)(3)	900	894,027
Med Trust, Series 2021-MDLN, Class B, 6.894%, (1 mo. SOFR + 1.564%), 11/15/38(1)(3)	5,041	5,033,175
ORL Trust, Series 2023-GLKS, Class A, 7.679%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	1,767	1,776,942
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.515%, (1 mo. SOFR + 2.186%), 5/15/37(1)(3)	1,000	1,008,304
TX Trust, Series 2024-HOU, Class A, 6.91%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	2,625	2,606,984

Calvert
Ultra-Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance LLC, Series 2021-HT1, Class A, 7.096%, (1 mo. SOFR + 1.764%), 1/18/37(1)(3)	$5,626	$ 5,518,774
Total Commercial Mortgage-Backed Securities (identified cost $56,123,165)		$ 56,170,500

Corporate Bonds — 53.2%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.6%
Celanese U.S. Holdings LLC:
5.90%, 7/5/24	$1,237	$ 1,236,941
6.05%, 3/15/25	3,500	3,505,105
		$ 4,742,046
Communications — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	$3,010	$ 2,892,478
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	1,850	1,787,120
Rogers Communications, Inc., 2.95%, 3/15/25	5,360	5,255,933
		$9,935,531
Consumer, Cyclical — 7.4%
Brunswick Corp., 0.85%, 8/18/24	$3,575	$3,549,467
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	6,594	6,515,392
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	11,365	11,282,764
General Motors Financial Co., Inc.:
5.976%, (SOFR + 0.62%), 10/15/24(3)	8,698	8,701,604
6.653%, (SOFR + 1.30%), 4/7/25(3)	1,908	1,918,066
Hyatt Hotels Corp., 1.80%, 10/1/24	4,000	3,958,036
Hyundai Capital America, 5.80%, 6/26/25(1)	7,344	7,351,415
Tapestry, Inc., 7.05%, 11/27/25	3,025	3,076,549
WarnerMedia Holdings, Inc., 6.412%, 3/15/26	8,659	8,659,537
		$55,012,830
Consumer, Non-cyclical — 2.8%
Baxter International, Inc., 5.811%, (SOFR + 0.44%), 11/29/24(3)	$3,000	$2,998,325
Centene Corp., 4.25%, 12/15/27	3,500	3,344,657
JDE Peet's NV, 0.80%, 9/24/24(1)	8,519	8,402,865
Revvity, Inc., 0.85%, 9/15/24	6,017	5,949,394
		$20,695,241
Financial — 34.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/24	$3,000	$2,960,175
Ally Financial, Inc., 5.125%, 9/30/24	7,750	7,730,896
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Athene Global Funding, 6.214%, (SOFR + 0.85%), 5/8/26(1)(3)	$8,889	$ 8,892,009
Australia & New Zealand Banking Group Ltd., 5.934%, (SOFR + 0.56%), 3/18/26(1)(3)	7,690	7,707,726
Aviation Capital Group LLC, 5.50%, 12/15/24(1)	7,188	7,170,098
Banco Santander SA, 5.147%, 8/18/25	3,000	2,977,491
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(4)	11,000	10,886,614
3.384% to 4/2/25, 4/2/26(4)	7,700	7,563,449
Bank of Ireland Group PLC, 2.029% to 9/30/26, 9/30/27(1)(4)	3,000	2,766,440
BBVA Bancomer SA, 1.875%, 9/18/25(1)	1,718	1,640,315
Blackstone Private Credit Fund, 2.35%, 11/22/24	4,000	3,942,632
Blue Owl Credit Income Corp., 5.50%, 3/21/25	2,500	2,487,398
BPCE SA:
5.15%, 7/21/24(1)	2,475	2,472,751
5.926%, (SOFR + 0.57%), 1/14/25(1)(3)	4,000	4,004,603
Capital One Financial Corp., 4.985% to 7/24/25, 7/24/26(4)	4,500	4,461,886
Capital One NA, 2.28% to 1/28/25, 1/28/26(4)	4,725	4,628,497
Citigroup, Inc.:
6.048%, (SOFR + 0.686%), 10/30/24(3)	6,725	6,731,474
6.054%, (SOFR + 0.694%), 1/25/26(3)	4,778	4,783,183
Corebridge Global Funding, 5.35%, 6/24/26(1)	3,125	3,123,893
Discover Bank, 2.45%, 9/12/24	8,000	7,944,712
EPR Properties, 4.50%, 4/1/25	8,959	8,863,935
Fifth Third Bank NA, 5.852% to 10/27/24, 10/27/25(4)	4,000	3,996,850
GA Global Funding Trust:
5.872%, (SOFR + 0.50%), 9/13/24(1)(3)	5,000	4,998,703
6.715%, (SOFR + 1.36%), 4/11/25(1)(3)	5,000	5,030,449
Goldman Sachs Bank USA, 5.414% to 5/21/26, 5/21/27(4)	2,659	2,655,499
Goldman Sachs Group, Inc.:
3.272% to 9/29/24, 9/29/25(4)	3,700	3,676,424
5.848%, (SOFR + 0.49%), 10/21/24(3)	8,552	8,554,058
HAT Holdings I LLC/HAT Holdings II LLC:
6.00%, 4/15/25(1)	7,485	7,483,943
8.00%, 6/15/27(1)	3,955	4,116,712
HSBC Holdings PLC, 4.18% to 12/9/24, 12/9/25(4)	7,425	7,370,712
JPMorgan Chase & Co.:
2.083% to 4/22/25, 4/22/26(4)	7,475	7,260,319
5.546% to 12/15/24, 12/15/25(4)	8,000	7,992,825
KeyCorp, 6.619%, (SOFR + 1.25%), 5/23/25(3)	6,050	6,028,525
Kimco Realty OP LLC, 3.30%, 2/1/25	4,253	4,189,366
Lloyds Banking Group PLC, 4.50%, 11/4/24	3,581	3,562,726
National Bank of Canada, (SOFR + 1.03%), 7/2/27(5)	2,450	2,452,754
Nuveen Finance LLC, 4.125%, 11/1/24(1)	7,400	7,354,651
Protective Life Global Funding, 6.055%, (SOFR + 0.70%), 4/10/26(1)(3)	4,050	4,054,674
Radian Group, Inc., 4.50%, 10/1/24	2,000	1,991,927
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(4)	5,000	4,977,321
Societe Generale SA, 5.519% to 1/19/27, 1/19/28(1)(4)	4,125	4,074,247

Calvert
Ultra-Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Standard Chartered PLC, 6.299%, (SOFR + 0.93%), 11/23/25(1)(3)	$4,000	$ 4,003,918
Stifel Financial Corp., 4.25%, 7/18/24	7,589	7,582,720
Synchrony Bank, 5.40%, 8/22/25	3,975	3,946,396
Synchrony Financial:
4.25%, 8/15/24	3,000	2,992,909
4.875%, 6/13/25	1,574	1,558,525
UBS AG:
1.375%, 1/13/25(1)	2,128	2,080,346
3.625%, 9/9/24	10,000	9,952,712
Wells Fargo & Co.:
2.406% to 10/30/24, 10/30/25(4)	3,400	3,361,729
3.908% to 4/25/25, 4/25/26(4)	6,000	5,910,978
		$256,953,095
Industrial — 1.2%
BAE Systems Holdings, Inc., 3.80%, 10/7/24(1)	$3,075	$3,057,984
Republic Services, Inc., 2.50%, 8/15/24	1,350	1,344,309
TD SYNNEX Corp., 1.25%, 8/9/24	4,178	4,155,860
		$8,558,153
Technology — 3.5%
CDW LLC/CDW Finance Corp., 4.125%, 5/1/25	$4,000	$3,937,382
Concentrix Corp., 6.65%, 8/2/26	3,575	3,613,117
Dell International LLC/EMC Corp., 4.00%, 7/15/24	3,000	2,997,955
Hewlett Packard Enterprise Co., 5.90%, 10/1/24	3,545	3,544,815
Kyndryl Holdings, Inc., 2.05%, 10/15/26	1,703	1,570,975
Oracle Corp., 2.50%, 4/1/25	6,543	6,393,395
Qorvo, Inc., 1.75%, 12/15/24	4,000	3,922,094
		$25,979,733
Utilities — 1.9%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$3,745	$3,728,669
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	6,998	7,013,109
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	3,229	3,226,967
		$13,968,745
Total Corporate Bonds (identified cost $396,127,707)		$395,845,374

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(6)(7)	$1,000	$ 980,490
Total High Social Impact Investments (identified cost $1,000,000)		$ 980,490

Senior Floating-Rate Loans — 1.8%(8)

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.3%
Standard Industries, Inc., Term Loan, 9/22/28(9)	$1,750	$ 1,757,108
		$ 1,757,108
Commercial Services & Supplies — 0.2%
Aramark Services, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 6/22/30	$1,745	$ 1,751,265
		$ 1,751,265
Diversified Consumer Services — 0.2%
Belron Finance U.S. LLC, Term Loan, 7.677%, (SOFR + 2.25%), 4/18/29	$1,750	$ 1,756,199
		$ 1,756,199
Hotels, Restaurants & Leisure — 0.3%
Four Seasons Hotels Ltd., Term Loan, 11/30/29(9)	$1,750	$1,759,688
		$1,759,688
Life Sciences Tools & Services — 0.3%
Avantor Funding, Inc., Term Loan, 7.444%, (SOFR + 2.00%), 11/8/27	$1,723	$1,734,598
ICON Luxembourg SARL, Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28	454	455,860
PRA Health Sciences, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28	113	113,578
		$2,304,036
Professional Services — 0.2%
Trans Union LLC, Term Loan, 7.344%, (SOFR + 2.00%), 12/1/28	$1,746	$1,749,211
		$1,749,211
Software — 0.1%
Open Text Corp., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/30	$675	$678,988
		$678,988
Trading Companies & Distributors — 0.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.339%, (SOFR + 2.00%), 6/22/28	$1,746	$1,750,177
		$1,750,177
Total Senior Floating-Rate Loans (identified cost $13,501,417)		$13,506,672

Calvert
Ultra-Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 8.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
2.75%, 5/15/25	$35,250	$ 34,522,365
3.875%, 4/30/25	26,650	26,364,263
Total U.S. Treasury Obligations (identified cost $60,904,477)		$ 60,886,628

Short-Term Investments — 4.1%
Affiliated Fund — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(10)	22,839,889	$ 22,839,889
Total Affiliated Fund (identified cost $22,839,889)		$ 22,839,889
Commercial Paper — 1.1%
Security	Principal Amount (000's omitted)	Value
Jabil, Inc., 5.93%, 7/19/24(1)(11)(12)	$8,000	$ 7,971,646
Total Commercial Paper (identified cost $7,976,280)		$ 7,971,646
Total Short-Term Investments (identified cost $30,816,169)		$ 30,811,535
Total Investments — 100.7% (identified cost $750,324,094)		$749,898,408
Other Assets, Less Liabilities — (0.7)%		$ (5,190,181)
Net Assets — 100.0%		$744,708,227

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $362,265,460 or 48.6% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	When-issued, variable rate security whose interest rate will be determined after June 30, 2024.
(6)	May be deemed to be an affiliated company.
(7)	Restricted security. Total market value of restricted securities amounts to $980,490, which represents 0.1% of the net assets of the Fund as of June 30, 2024.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	This Senior Loan will settle after June 30, 2024, at which time the interest rate will be determined.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(11)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2024, the aggregate value of these securities is $7,971,646 representing 1.1% of the Fund’s net assets.
(12)	Rate shown is the discount rate at date of purchase.

Calvert
Ultra-Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	(19)	Short	9/30/24	$(3,880,156)	$4,570
					$4,570
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Currency Abbreviations:
USD	– United States Dollar
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. During the fiscal year to date ended June 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $23,820,379, which represents 3.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 4,863,496	$ —	$ (5,044,954)	$ —	$181,388	$ —	$ 225,256	$ —
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	986,290	—	(1,000,000)	—	13,710	—	3,083	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	1,000,000	—	—	(19,510)	980,490	27,222	1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	30,103,914	588,819,432	(596,083,457)	—	—	22,839,889	1,031,084	22,839,889
Total				$ —	$175,588	$23,820,379	$1,286,645

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Ultra-Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$165,489,498	$ —	$165,489,498
Collateralized Mortgage Obligations	—	26,207,711	—	26,207,711
Commercial Mortgage-Backed Securities	—	56,170,500	—	56,170,500
Corporate Bonds	—	395,845,374	—	395,845,374
High Social Impact Investments	—	980,490	—	980,490
Senior Floating-Rate Loans	—	13,506,672	—	13,506,672
U.S. Treasury Obligations	—	60,886,628	—	60,886,628
Short-Term Investments:
Affiliated Fund	22,839,889	—	—	22,839,889
Commercial Paper	—	7,971,646	—	7,971,646
Total Investments	$22,839,889	$727,058,519	$ —	$749,898,408
Futures Contracts	$4,570	$ —	$ —	$4,570
Total	$22,844,459	$727,058,519	$ —	$749,902,978
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.